Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Cash flows from operating activities
Net income	$ (16,832,101)	$ 778,037	$ 3,423,542
Depreciation and amortization	209,797	55,243	20,182
Provision for doubtful accounts	229,230	(13,931)	11,474
Amortization of right-of-use asset		40,286
Provision for credit losses	7,267,026	309,024	305,128
Written-offs of advances to suppliers	2,942,315
Imputed interest expense	1,337,159	724,338	762,113
Loss (gain) from disposal of investments	(40,306)	4,082
Stock-based compensation	60,000
Changes in assets and liabilities
(Increase) decrease in accounts receivable	(43,454)	8,958	37,809
(Increase) decrease in accounts receivable – related party	138,261	1,092,111	(488,494)
(Increase) decrease in inventories	(436,239)	(103,928)	73,001
(Increase) decrease in advances to suppliers	(1,833,355)
(Increase) decrease in loans to related parties	(3,061,063)	(6,129,775)	(4,982,838)
(Increase) decrease in due from related parties	280,791	(185,084)
(Increase) decrease in other assets	(274,239)	(1,949,313)	10,435
(Increase) decrease in other non-current assets	(61,732)	(553,867)
(Decrease) increase in accrued and other liabilities	(68,657)	507,206	22,843
(Decrease) increase in account payable	(15,188)	14,720	(10,306)
(Decrease) increase in accounts payable – related party	(35,217)	(62,511)	91,841
(Decrease) increase in taxes payable	(107,277)	23,271	1,474,958
(Decrease) increase in contract liability	1,459,147	(7,437)	20,370
(Decrease) increase in contract liability – related party	943,396	(476,008)	(256,761)
(Decrease) increase in operating lease liabilities	187,604	(144,998)
(Decrease) increase in deferred income	(974,838)	1,258,439
(Decrease) increase in other long term liabilities	(143,710)
Net cash generated by (used in) operating activities	(8,872,650)	(4,811,137)	515,297
Cash flows from investing activities
Purchase of fixed assets	(24,646)	(306,576)	(26,778)
Purchase of intangible assets		(3,004)
Acquisition of investment		(1,175,726)
Redemption/Disposal of investments	261,530
Refund of security deposits			490
Net cash generated by (used in) investing activities	236,884	(1,485,306)	(26,288)
Cash flows from financing activities
Proceeds from owner’s injection of capital	(115,742)	38,916	9,046
Stock proceeds for cash		12,809,240
Proceeds from convertible debenture	3,734,926
Proceeds from (Repayment to) related party	7,564		(173,102)
Net cash provided by (used in) financing activities	3,626,748	12,848,156	(164,056)
Net increase (decrease) of cash and cash equivalents	(5,009,018)	6,551,713	324,953
Effect of foreign currency translation on cash and cash equivalents	6,755	56,690	(2,675)
Cash, cash equivalents, and restricted cash – beginning of period	7,372,895	764,492	442,214
Cash, cash equivalents, and restricted cash – end of period	2,370,632	7,372,895	764,492
Reconciliation of Cash, Cash Equivalents & Restricted Cash to Statements of Cash Flows
Total cash, cash equivalents, and restricted cash	2,370,632	7,372,895	764,492
Less: Restricted cash	41,231
Cash and Cash Equivalents at End of Year	2,329,401	7,372,895	764,492
Supplementary cash flow information:
Interest received	6,030	5,734	390
Interest paid			3,880
Income taxes paid	$ 72,120	$ 295,729